Document And Entity Information	12 Months Ended
Mar. 31, 2026
Document Information Line Items
Entity Central Index Key	0002088383
Document Type	POS AM
Entity Registrant Name	CHROMARIE INTERNATIONAL LIMITED
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Lihi Industrial Park
Entity Address, Address Line Two	Wancheng District
Entity Address, City or Town	Nanyang City
City Area Code	86 0377
Local Phone Number	66082675
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	EXPLANATORY NOTEChromarie International Limited (the “Company”) is filing this Post-Effective Amendment No. 1 to Form F-1 (this “Post-Effective Amendment No. 1”) to update its Registration Statement on Form F-1 (File No. 333-296453) (the “Registration Statement”), originally filed by the Company with the U.S. Securities and Exchange Commission (the “SEC”) on June 3, 2026, and declared effective by the SEC on June 22, 2026, to include the financial statements for the fiscal year ended March 31, 2026, and to update certain other information contained herein.The information included in this Post-Effective Amendment No. 1 amends the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were paid at the time of the original filing of the Registration Statement on June 3, 2026.
Amendment Flag	true
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
City Area Code	+1 800
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc.
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168